S000022087 [Member] Investment Strategy - Moderate Allocation Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by using a “fund-of-funds” strategy. Accordingly, the Fund invests in a combination of other Penn Series Funds (each, an “underlying fund” and, collectively, the “underlying funds”) in accordance with its target asset allocations. These underlying funds invest their assets directly in equity, fixed income, money market and other securities in accordance with their own investment objectives and policies. The underlying funds are managed using both indexed and active management strategies.
The Fund has its own distinct target portfolio allocation and is designed to accommodate specific investment goals and risk tolerances. Through its investments in the underlying funds, the Fund’s target allocation is intended to allocate the Fund’s assets among various asset classes, such as equity securities, fixed income securities and money market securities. The portfolio of the Fund is allocated among stock, bond and cash investments with a majority of its assets allocated to stocks, and is designed to offer investors an investment option that is less aggressive than the Penn Series Aggressive Allocation and Moderately Aggressive Allocation Funds, but more aggressive than the Penn Series Moderately Conservative Allocation and Conservative Allocation Funds.
In determining the asset allocation of the Fund, the Adviser will rely on the experience of its investment personnel and its evaluation of the overall financial markets, including, but not limited to, information about the economy, interest rates, and the long-term absolute and relative returns of various asset classes. Consideration will also be given to the investment styles of the managers of the underlying funds and their historic patterns of performance relative to their asset class and to other underlying funds. Periodic changes in allocations among the underlying funds will be based on information about the financial markets, changes within particular underlying funds, or the introduction of new Penn Series Funds that would, in the Adviser’s opinion, enhance the return potential of the Fund. These changes will be implemented as necessary, recognizing that these decisions tend to be long-term in nature, based on information about the financial markets and on the Fund’s investment objective.
The following chart shows the Fund’s target asset allocation among the various asset classes. The Adviser may permit modest deviations from the target asset allocations listed below. Accordingly, the Fund’s actual allocations may differ from this illustration.

Asset Class	Target Asset Allocation
Equity Funds	50% - 70%
Fixed Income and Money Market Funds	30% - 50%
The Adviser reserves the right to modify the Fund’s target asset allocations and to substitute other underlying funds and add additional underlying funds from time to time should circumstances warrant a change. The Adviser may periodically rebalance the Fund’s investments in the underlying funds to bring the Fund back within its target range.

Strategy Portfolio Concentration [Text]	The Fund seeks to achieve its investment objective by using a “fund-of-funds” strategy.